GOODWILL	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
GOODWILL

NOTE 8 – GOODWILL

The changes in the carrying amount of goodwill are as follow:

As of December 31,
2022
Beginning balance	-
Addition	2,844
Disposal	-
Impairment	-
Closing balance	2,844

No impairment was recognized for the year ended December 31, 2022.